Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Provision for income taxes	$ 250	$ 63	$ 751	$ 189	$ 250	$ 500
Valuation allowance					295,591
U.S. federal net operating loss carryforwards					6,339,101	5,807,867
State net operating loss carryforwards					$ 6,338,851	5,807,367
Annual taxable income					80.00%
Foreign net operating loss carryforwards					$ 6,835,123	$ 6,560,235